SHAREHOLDER’S EQUITY (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Nonvested Share Activity
The following table summarizes restricted stock (i) converted upon Spin-Off, (ii) granted, (iii) vested and (iv) forfeited for the Company’s directors and officers and employees of the Manager as of September 30, 2024. There was no stock award activity during the period from August 28, 2023 (date of formation) to December 31, 2023.

As of September 30, 2024
Converted upon Spin-Off	88,685
Granted	36,363
Vested	(805)
Forfeited	—
Balance	124,243

Restricted Stock Awards Activity
The fair value of the Company’s restricted stock awards is based on the Company’s stock price on the date of grant. The following tables summarize the restricted stock activity as of and during the nine months ended September 30, 2024:

	Number of shares of restricted stock	Weighted-average grant date fair value
Balance as of July 9, 2024 (1)	88,685	$13.00
Granted	36,363	13.75
Vested	(805)	21.64
Forfeited	—	—
Balance as of September 30, 2024	124,243	$13.16
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(1)Effective date of conversion upon Spin-Off.